Supplement dated July 10, 2006
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Classic Value Fund II dated July 1, 2006 Class A, B and C shares

Related Performance Information
Historical Performance of Corresponding Classic Value Fund

The John Hancock Classic Value Fund II (the "Classic Value II") is a series of John Hancock Funds ("JHF") commenced operations on July 7, 2006, and has no performance information to present in the prospectus. Classic Value II is similar to another fund of JHF, the Classic Value Fund (the "Classic Value"). Classic Value II is subadvised by the same investment adviser as Classic Value and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as Classic Value. In choosing domestic securities for Classic Value II, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $7.6 billion). In choosing individual securities for Classic Value, the sub- adviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $5.6 billion).

This Appendix presents historical performance information for the Class A, B and C shares of Classic Value. Because of the similarities between the Classic Value II and Classic Value, this information may help provide an indication of the Classic Value II's risks by showing how a similar fund has performed historically. The performance of Classic Value, however, does not represent, and is not a substitute for, the performance of Classic Value II, and you should not assume that the Classic Value II will have the same future performance as Classic Value. The future performance of Classic Value II may be greater or less than the performance of Classic Value due to, among other things, the number of the holdings in and composition of the portfolio in Classic Value II, as well as the asset size and cash flow differences between Classic Value II and Classic Value.

Performance information -- a bar chart and a table -- is presented on the following pages for the shares of Classic Value that correspond to the Classic Value II. The bar chart shows how the Classic Value's total return has varied from year to year, while the table shows performance of its Class A, B and C shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the Classic Value had not reimbursed certain expenses of those funds during the periods shown.

The Class A, B and C shares of the Classic Value have front-end or deferred sales charges. The Class A, B and C shares of the Classic Value II have the same front-end or deferred sales charges as the Classic Value. The other expenses of the Class A, B and C shares of the Classic Value, including their Rule 12b-1 fees, are substantially the same for the Classic Value II Class A, B and C shares.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

350PA 7/06

--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Classic Value Fund II dated July 1, 2006 Class A, B and C shares

Related Performance Information
Historical Performance of Corresponding Classic Value Fund

John Hancock Funds: Classic Value Fund

Corresponding to: Classic Value Fund II

Classic Value Fund total returns

Class A: Q1 `06, 4.50%
Best quarter: Q2 '99, 30.73%
Worst quarter: Q3 `98, -21.97%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

MORNINGSTAR RATING(TM)

*****

Overall rating for Classic Value Fund as of December 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The Classic Value Fund (Class A) was rated 5 stars out of 1,014, and 5 stars out of 697, large value funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Classic Value Fund II currently do not have a Morningstar rating. Any future ratings assigned to Classic Value Fund II may be different from the Morningstar Rating(TM) for the Class A, B and C shares of the corresponding Classic Value Fund.

Net assets of Classic Value Fund as of December 31, 2005: $4,821,245,973

PAST PERFORMANCE

The graph shows how Classic Value Fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of Classic Value Fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, Classic Value Fund's predecessor. On November 8, 2002, Classic Value Fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of Classic Value Fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas Classic Value Fund invest in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.

(The following data was represented as a bar chart in the printed material.)

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1997     1998    1999    2000    2001    2002    2003    2004    2005
24.57%  -5.67%   0.29%   35.88%  13.07% -6.37%   36.25%  14.28%  8.81%

                                                        Life of Life of Life of
                                   1 year 3 year 5 year Class A Class B Class C
----------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
----------------------------------------------------------------------------------
Class A before tax (began 6-24-96) 3.38%  17.20% 11.24% 12.30%  --      --
--------------------------------------------------------------------------------
Class A after tax on distributions 2.99%  16.84% 10.75% 11.48%  --      --
--------------------------------------------------------------------------------
Class A after tax on distributions,
with sale                          2.39%  14.76%  9.56% 10.48%  --      --
--------------------------------------------------------------------------------
Class B before tax (began 11-11-02)2.99%  17.64% --     --      19.28%  --
--------------------------------------------------------------------------------
Class C before tax (began 11-11-02)6.99%  18.36% --     --      --      19.93%
----------------------------------------------------------------------------------
Average annual total returns (without sales charges) for periods ending 12-31-05
----------------------------------------------------------------------------------
Class A before tax (began 6-24-96) 8.81%  19.22% 12.40% 12.92%  --      --
--------------------------------------------------------------------------------
Class A after tax on distributions 8.41%  18.84% 11.90% 12.09%  --      --
--------------------------------------------------------------------------------
Class A after tax on distributions,
with sale                          5.93%  16.54% 10.59% 11.05%  --      --
--------------------------------------------------------------------------------
Standard & Poor's 500 Index        4.91%  14.38%  0.54%  8.49%  13.98%  13.98%
--------------------------------------------------------------------------------
Russell 1000 Value Index           7.05%  17.49%  5.28% 10.72%  17.79%  17.79%

Supplement dated July 10, 2006
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Classic Value Fund II dated July 1, 2006 Class I shares

Related Performance Information
Historical Performance of Corresponding Classic Value Fund

The John Hancock Classic Value Fund II (the "Classic Value II") is a series of John Hancock Funds ("JHF") commenced operations on July 7, 2006, and has no performance information to present in the prospectus. Classic Value II is similar to another fund of JHF, the Classic Value Fund (the "Classic Value"). Classic Value II is subadvised by the same investment adviser as Classic Value and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as Classic Value. In choosing domestic securities for Classic Value II, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $7.6 billion). In choosing individual securities for Classic Value, the sub- adviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $5.6 billion).

This Appendix presents historical performance information for the Class I shares of Classic Value. Because of the similarities between the Classic Value II and Classic Value, this information may help provide an indication of the Classic Value II's risks by showing how a similar fund has performed historically. The performance of Classic Value, however, does not represent, and is not a substitute for, the performance of Classic Value II, and you should not assume that the Classic Value II will have the same future performance as Classic Value. The future performance of Classic Value II may be greater or less than the performance of Classic Value due to, among other things, the number of the holdings in and composition of the portfolio in Classic Value II, as well as the asset size and cash flow differences between Classic Value II and Classic Value.

Performance information -- a bar chart and a table -- is presented on the following pages for the shares of Classic Value that correspond to the Classic Value II. The bar chart shows how the Classic Value's total return has varied from year to year, while the table shows performance of its Class I shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the Classic Value had not reimbursed certain expenses of those funds during the periods shown.

The Class I shares of the Classic Value do not have front-end or deferred sales charges. The Class I shares of the Classic Value II also do not have front-end or deferred sales charges. The other expenses of the Class I shares of the Classic Value, are substantially the same for the Classic Value II Class I shares.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

35IPA 7/06

--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Classic Value Fund II dated July 1, 2006 Class I shares

Related Performance Information
Historical Performance of Corresponding Classic Value Fund

John Hancock Funds: Classic Value Fund

Corresponding to: Classic Value Fund II

Classic Value Fund total returns
Class I: Q1 `06, 4.62%
Best quarter: Q2 '03, 20.72%
Worst quarter: Q1 `03, -5.57%


After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

MORNINGSTAR RATING(TM)

*****

Overall rating for Classic Value Fund as of December 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The Classic Value Fund (Class I) was rated 5 stars out of 1,014, large value funds for the 3-year period ended December 31, 2005.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Classic Value Fund II currently do not have a Morningstar rating. Any future ratings assigned to Classic Value Fund II may be different from the Morningstar RatingTM for the Class I shares of the corresponding Classic Value Fund.

Net assets of Classic Value Fund as of December 31, 2005: $4,821,245,973

PAST PERFORMANCE

The graph shows how Classic Value Fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of Classic Value Fund's risks. Past performance before and after taxes does not indicate future results.

(The following data was represented as a bar chart in the printed material.)

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                        2003    2004    2005
                                                        36.81%  14.77%  9.28%

                                                                        Life of
                                                        1 year 3 year   Class I
----------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
----------------------------------------------------------------------------------
Class I before tax (began 11-11-02)                     9.28%   19.72%  21.33%
--------------------------------------------------------------------------------
Class I after tax on distributions                      8.72%   19.19%  20.81%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale           6.23%   16.88%  18.35%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                             4.91%   14.38%  13.98%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                7.05%   17.49%  17.79%

Supplement dated July 10, 2006
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Classic Value Fund II dated July 1, 2006 Class R shares

Related Performance Information
Historical Performance of Corresponding Classic Value Fund

The John Hancock Classic Value Fund II (the "Classic Value II") is a series of John Hancock Funds ("JHF") commenced operations on July 7, 2006, and has no performance information to present in the prospectus. Classic Value II is similar to another fund of JHF, the Classic Value Fund (the "Classic Value"). Classic Value II is subadvised by the same investment adviser as Classic Value and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as Classic Value. In choosing domestic securities for Classic Value II, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $7.6 billion). In choosing individual securities for Classic Value, the sub- adviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $5.6 billion).

This Appendix presents historical performance information for the Class R shares of Classic Value. Because of the similarities between the Classic Value II and Classic Value, this information may help provide an indication of the Classic Value II's risks by showing how a similar fund has performed historically. The performance of Classic Value, however, does not represent, and is not a substitute for, the performance of Classic Value II, and you should not assume that the Classic Value II will have the same future performance as Classic Value. The future performance of Classic Value II may be greater or less than the performance of Classic Value due to, among other things, the number of the holdings in and composition of the portfolio in Classic Value II, as well as the asset size and cash flow differences between Classic Value II and Classic Value.

Performance information -- a bar chart and a table -- is presented on the following pages for the shares of Classic Value that correspond to the Classic Value II. The bar chart shows how the Classic Value's total return has varied from year to year, while the table shows performance of its Class R shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the Classic Value had not reimbursed certain expenses of those funds during the periods shown.

The Class R shares of the Classic Value do not have front-end or deferred sales charges. The Class R shares of the Classic Value II also do not have front-end or deferred sales charges. The other expenses of the Class R shares of the Classic Value, including their Rule 12b-1 fees, are slightly lower than the Classic Value II Class R shares.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

35RPA 7/06

--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Classic Value Fund II dated July 1, 2006 Class R shares

Related Performance Information
Historical Performance of Corresponding Classic Value Fund

John Hancock Funds: Classic Value Fund

Corresponding to: Classic Value Fund II

Classic Value Fund total returns

Class R: Q1 `06, 4.51%
Best quarter: Q4 '04, 9.64%
Worst quarter: Q1 `05, -2.00%


After-tax returns

After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

Net assets of Classic Value Fund as of December 31, 2005: $4,821,245,973

PAST PERFORMANCE

The graph shows how Classic Value Fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of Classic Value Fund's risks. Past performance before and after taxes does not indicate future results.

(The following data was represented as a bar chart in the printed material.)

--------------------------------------------------------------------------------
Class R calendar year total returns
--------------------------------------------------------------------------------
                                                                2004    2005
                                                                13.91%  8.44%

                                                                        Life of
                                                               1 year   Class R
----------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-05
----------------------------------------------------------------------------------
Class R before tax (began 8-5-03)                              8.44%    17.45%
--------------------------------------------------------------------------------
Class R after tax on distributions                             8.13%    17.12%
--------------------------------------------------------------------------------
Class R after tax on distributions, with sale                  5.69%    14.92%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                    4.91%    13.29%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                       7.05%    16.79%